Financial Income (Expenses) (Tables)	12 Months Ended
Dec. 31, 2024
Financial Income (Expenses)
Schedule of net financial income (expenses)
	For the year ended December 31,
	2024	2023	2022
Finance expenses
Interest on loans and financing	(16,601)	(17,269)	(22,342)
Interest on Debentures	(2,649)	(4,166)	(7,381)
Discount	(17,196)	(15,073)	(2,086)
Foreign exchange losses	(26,812)	(9,707)	(12,629)
Bank expenses and IOF (tax on financial transactions)	(5,429)	(3,098)	(3,990)
Other financial expenses	(12,664)	(2,578)	(3,321)
Interests on leasing contracts	(586)	(377)	(512)
Losses on derivative instrument	(17,321)	-	(895)
Inflation adjustment	(5,174)	(2,993)	(65)
Interest and adjustment to present value (APV) on liabilities from acquisition	(47,072)	(17,380)	(24,024)
Total financial expenses	(151,504)	(72,641)	(77,245)
Finance income
Interest	217	135	1,505
Foreign exchange gain	7,454	11,827	14,513
Interests on financial instrument	1,597	4,956	14,036
Other financial income	7,744	2,013	765
Gain on financial instrument	-	-	482
Interest and adjustment to present value (APV) on liabilities from acquisition	3,183	9,658	2,122
Total finance income	20,195	28,589	33,423
Net finance costs	(131,309)	(44,052)	(43,822)